Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 385,630	$ 360,340
Allowance for credit losses	1,639	1,833
Loans, Net amount	383,991	358,507
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	385,630	360,340
Loans, Net amount	383,991	358,507
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	370
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,269
Allowance for credit losses related to loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		393
Allowance for credit losses related to loans [member] | Related to collective allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		1,440
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	244,837	233,672
Loans, Net amount	243,959	232,661
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	189
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	689
Allowance for credit losses related to loans [member] | Canada [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		212
Allowance for credit losses related to loans [member] | Canada [member] | Related to collective allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		799
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	131,247	115,029
Loans, Net amount	130,492	114,227
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	181
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	574
Allowance for credit losses related to loans [member] | United States [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		161
Allowance for credit losses related to loans [member] | United States [member] | Related to collective allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		641
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	9,546	11,639
Loans, Net amount	9,540	11,619
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 6
Allowance for credit losses related to loans [member] | Other countries [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses		$ 20